WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
WARRANTS
WARRANTS

NOTE 9 - WARRANTS

As of September 30, 2023, the following warrants are outstanding:

Talent Warrants (see Note 1)	450,000
Talent Designee Warrants (see Note 1)	50,000
Compensation Warrants	500,000
Representatives’ Warrants (see Note 1)	338,100
838,100

On August 11, 2021, the Company signed an agreement with Boustead Securities, LLC (the “Representative”), which was amended on or about March 18, 2022, with respect to a number of proposed financing transactions. Included in the agreement was the initial public offering of the Company’s common stock, for which a listing on NASDAQ was successfully applied, the private placement of Hempacco securities prior to the IPO (“pre-IPO Financings”), and other financings separate from the IPO or the pre-IPO Financings (each such other financing an “Other Financing”).

In addition to the other compensation delineated in the agreement, the Company agreed to issue and sell to the Representative (and/or its designees) on the closing date of an IPO or Other Financing as applicable, five-year warrants to purchase shares of the Company’s common stock. The warrants are equal to 7% of the gross offering amount at an initial exercise price of 150% of the offering price per share in the IPO, or 100% of the offering price in Other Financing.

On January 25, 2023, the Company issued fully vested warrants to purchase 500,000 shares of the Company’s common stock to non-employees as compensation for services (“Compensation Warrants”). The Compensation Warrants have an exercise price of $1.00 and a contractual life of 5 years. As of September 30, 2023, total compensation costs related to the common stock warrants not yet recognized amounted to approximately $324,525. The amounts were recorded as prepaid compensation, for which there is a current and noncurrent portion that is amortized over the life of the contract. As of September 30, 2023, the current portion of $74,891 is included in prepaid expenses and other current assets on the balance sheet and the noncurrent portion of $249,634 is included in other assets. During the nine months ended September 30, 2023, $49,928 was amortized to sales and marketing expense.

The Black-Scholes model uses the following variables to calculate the value of an option or warrant for the nine months ended September 30, 2023, and the twelve months ended December 31, 2022:

	September30,	December 31,
Description	2023	2022
a) Price of the Issuer’s Security	$ 0.75-$1.25	$ 1.00 - $7.00
b) Exercise (strike) price of Security	$1.00	$ 0.75 - $1.50
c) Time to Maturity in years	5 years	3 to 5 years
d) Annual Risk-Free Rate	5-year T-Bill	2-year T-Bill
e) Annualized Volatility (Beta)	90% - 100%	59% - 100%

NOTE 9 – WARRANTS

The 750,000 Hempacco warrants issued to Jerry Halamuda and Dr. Stuart Titus in February 2021 were effectively cancelled on May 21, 2021, as a result of the merger and share exchange between Hempacco and Green Globe International, Inc. but not re-issued by Green Globe International, Inc. until November 11, 2021. The total number of replacement warrants issued was 27,173,925 at a strike price of $0.027600 which is the equivalent of 750,000 warrants exercisable at $1.00 each.

A Black-Scholes valuation discount of $149,831 was initially recorded. The discount was expensed as interest in the three months ended March 31, 2021. No further expense was incurred as a result of the modifications of the warrants to GGII warrants. The valuation discount represents the fair market value as derived by using the Black-Scholes formula, which produced an initial valuation of the Hempacco warrants of $0.4986 per share. The Black-Scholes formula applied to the GGII warrants on June 9, 2021, produced a valuation of $0.0138 per share.

On August 11, 2021, The Company signed an agreement with Boustead Securities, LLC (the “Representative”), which was amended on or about March 18, 2022, effective as of August 11, 2021, with respect to a number of proposed financing transactions, including the initial public offering (“IPO”) of the Company’s common stock for which a listing on NASDAQ has been applied for, the private placement of Hempacco securities prior to the IPO (“pre-IPO Financings”), and other financings separate from the IPO or the pre-IPO Financings (each such other financing an “Other Financing”). See Note 13 below for further details.

In addition to the other compensation delineated in the agreement, The Company agreed to issue and sell to the Representative (and/or its designees) on the closing date of an IPO or Other Financing as applicable, five-year warrants to purchase shares of the Company’s common stock equal to 7% of the gross offering amount, at an initial exercise price of 150% of the offering price per share in the IPO, or 100% of the offering price in an Other Financing.

On November 23, 2021, The Company entered into a Broker Representation Agreement with a Third Party, whereby Broker would receive a commission of 10% on any Net sales brought to the Company by their efforts or introductions. In particular, as a bonus for introducing a major client, Broker shall be granted 100,000,000 warrants to purchase common stock of Green Globe International, Inc. exercisable at $0.01 each for a period of three years.

The Black-Scholes valuation of the 100,000,000 warrants as of the contract date is $0.0018 per share for a total valuation of $178,317 which has been recorded as a one-time charge to the income statement in the fourth quarter of 2021 due to there being no future performance obligations arising from this warrant award.

The Black-Scholes model uses the following variables to calculate the value of an option or warrant for the year ended December 31, 2021. See Note 1 and 13 for grant and valuation of warrants issued during the year ended December 31, 2022:

Description	Input Range December 31, 2021
a) Price of the Issuer’s Security	$1.00 - $2.00
b) Exercise (strike) price of Security	$0.75 - $1.50
c) Time to Maturity in years	3 to 5 years
d) Annual Risk-Free Rate	2-year T-Bill
e) Annualized Volatility (Beta)	59% - 493%